Note 14 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
	December 31,	December 31,
	2024	2023

Cash	162,347	68,707
Accounts receivable (Note 7)	816	1,559
Juanicipio loans (Notes 8 & 17)	2,053	94,414
	165,216	164,680

Disclosure of market risk [text block]
	Mexican peso	Canadian dollar
(in US$ equivalent)	$	$
Cash	5	4,914
Accounts receivable	131	452
Prepaid expenses	19	499
Investments	-	8
Trade and other payables	(47)	(2,968)
Lease obligations	-	(2,242)
Net (liabilities) assets exposure	108	663